Summary of significant accounting policies - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Amortization of issuance cost related to long-term debt	$ 256,645	$ 349,045	$ 116,249
Interest expense of finance leases	29,660,708	45,561,734	31,286,261
Interest on borrowings	216,758,003	272,562,353	312,779,581
Total interest costs	246,675,356	318,473,132	344,182,091
Total interest costs capitalized	(88,666,945)	(135,074,360)	(214,694,686)
Interest expense, net	$ 158,008,411	$ 183,398,772	$ 129,487,405